Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of related parties

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Due from Parent	39,987,762	179,780,988	24,880,427
Due to a related party-Joyous JD	1,067,903	1,107,954	153,333